U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave., 10th Floor

Milwaukee, WI 53202

December 29, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington D.C. 20549

RE:	Wintergreen Fund, Inc. (the “Fund”)
File Nos. 333-124761 and 811-21764

Dear Sir or Madam:

We are attaching for filing, on behalf of the Fund, Post-Effective Amendment No. 11 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 14 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The attached Amendment is being filed for the purpose of making revisions in response to comments by the staff of the Securities and Exchange Commission to Post-Effective Amendment No. 10 to Fund’s Registration Statement, updating non-material information contained in the prospectus and statement of additional information with respect to the Fund, and to file outstanding exhibits to the Registration Statement.

As noted on its facing page, the Amendment is being filed under paragraph (a) of Rule 485 under the 1933 Act to become effective December 29, 2011, or as soon thereafter as is practicable. Additionally, the Amendment redesignates the existing class of shares of the Fund as Investor Class shares. Upon effectiveness, the Fund will issue two classes of shares: Investor Class and Institutional Class.

Please direct any inquiries regarding this filing to Fola Adamolekun at (212) 574-1320 or me at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz For U.S. Bancorp Fund Services, LLC